Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Cash flows from operating activities:
Income before income taxes	$ 340,093	$ 7,069,238	$ 7,059,868	$ 5,292,825
Adjustments for:
Depreciation and amortization	36,418	756,983	641,343	551,200
Major maintenance provision	11,001	228,673	348,397	472,077
Increase in allowance for doubtful accounts	848	17,621	5,767	4,711
Gain on sale of property and equipment	(13)	(273)	(525)	(40)
Present value of major maintenance provision	7,719	160,440	201,688	174,871
Interest income	(11,790)	(245,065)	(297,910)	(171,312)
Interest expense	56,214	1,168,480	1,067,752	759,231
Exchange differences	(2,758)	(57,324)	(1,069)	5,546
Profit (loss) after adjustments	437,732	9,098,773	9,025,311	7,089,109
(Increase) in trade accounts receivable, net	(27,190)	(565,187)	(38,056)	(185,151)
(Increase) decrease in recoverable taxes	(1,450)	(30,136)	(126,233)	16,482
Decrease (increase) in repayment for contractors, other accounts receivable and prepaid expenses	567	11,788	(63,573)	(215,713)
(Decrease) increase in trade accounts payable	(1,886)	(39,196)	(72,922)	120,299
Increase in payable taxes and other accrued expenses	1,009	20,971	297,808	33,865
Income taxes paid	(101,122)	(2,101,932)	(2,405,634)	(1,721,967)
(Decrease) increase in advances for works to related parties and accounts receivable and payable with related parties, net	(372)	(7,729)	71,375	197,383
Major maintenance payments	(10,787)	(224,230)	(421,522)	(397,963)
Increase in guaranteed deposits and labor obligations	1,614	33,547	68,193	48,992
Net cash flows from operating activities	298,115	6,196,669	6,334,747	4,985,336
Cash flows from investment activities:
Acquisition of property and equipment	(15,459)	(321,338)	(403,985)	(236,468)
Other non-current assets	(1,365)	(28,372)	(26,576)	(20,625)
Proceeds from sale of property and equipment	13	273	525	40
Acquisition of improvements in assets under concession	(115,725)	(2,405,482)	(2,659,596)	(2,669,018)
Interest collected	11,790	245,065	297,910	171,312
Net cash flows used in investing activities	(120,746)	(2,509,854)	(2,791,722)	(2,754,759)
Cash flow from financing activities:
Borrowings from financial institutions	28,865	600,000		1,200,000
Payment of long-term debt			(1,200,000)	(2,700,000)
Issuance of debt securities			3,200,000	4,000,000
Payment of debt securities			(1,500,000)
Debt issuance cost			(10,640)	(14,076)
Loans obtained from related parties, net from payments	5,892	122,500	98,000	39,200
Interest paid	(52,941)	(1,100,443)	(1,092,918)	(731,915)
Dividends paid	(203,051)	(4,220,653)	(3,738,054)	(6,615,798)
Capital repayments paid	(115)	(2,400)
Leases payments	(3,032)	(63,034)	(58,780)	(53,185)
Net cash used in financing activities	(224,382)	(4,664,030)	(4,302,392)	(4,875,774)
Net decrease in cash and cash equivalents	(47,013)	(977,215)	(759,367)	(2,645,197)
Effects of exchange rate changes on the foreign currency cash balance	2,758	57,324	(797)	(5,547)
Cash and cash equivalents at the beginning of the year cash balance	123,941	2,576,256	3,336,420	5,987,164
Cash and cash equivalents at the end of the year	79,686	1,656,365	2,576,256	3,336,420
Non-cash investing activities which are not reflected in the consolidated statements of cash flows:
Acquisition of property, leasehold improvements and equipment, including finance leases				137
Acquisition of improvements in assets under concession	$ 15,429	$ 320,714	$ 103,436	$ 64,615